As filed with the Securities and Exchange Commission on December 16, 2020

Securities Act File No. 333-231940
Investment Company Act File No. 811-23448

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 6 ☒

Post-Effective Amendment No. ☐

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 6 ☒

Fundrise Real Estate Interval Fund, LLC

(Exact Name of Registrant as Specified in Charter)

11 Dupont Circle NW, 9th Floor

Washington, D.C. 20036

(Address of Principal Executive Offices)

(202)-584-0550
(Registrant’s Area Code and Telephone Number)

Michelle A. Mirabal Rise Companies Corp.
11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036

(Name and Address of Agent for Service)

Copies to:

Paul J. Delligatti, Esq.

Goodwin Procter LLP

1900 N Street, NW

Washington, D.C. 20036

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

☒	Check box if any securities being registered on this Form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☒	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☒	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fees(2)
Shares of Beneficial Interest	$100,000,000	$10.00	$1,000,000,000	$110,310
(1) Estimated solely for the purpose of calculating the registration fee. (2) All of which has been previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 6 to the Registration Statement of Fundrise Real Estate Interval Fund, LLC (the “Registrant”) on Form N-2 incorporates by reference the Registrant’s Prospectus (Part A) and Statement of Additional Information (Part B) contained in Pre-Effective Amendment No. 5, which was filed with the U.S. Securities and Exchange Commission on December 9, 2020. The Registrant’s Other Information (Part C) is filed herewith.

PART C. OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

1. Financial Statements.

Part A:	Not applicable, as Registrant has not yet commenced operations.

Part B:	Statement of Assets and Liabilities. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 are included in Part B of this Registration Statement.

2. Exhibits.

(a)(1)	Certificate of Formation*

(a)(2)	Certificate of Amendment to the Certificate of Formation of Registrant**

(b)(1)	Second Amended and Restated Limited Liability Company Operating Agreement****

(b)(2)	Amendment to the Second Amended and Restated Limited Liability Company Operating Agreement*****

(e)	Dividend Reinvestment Plan****

(g)	Investment Management Agreement between Registrant and Fundrise Advisors, LLC*****

(j)	Custody Agreement****

(k)(1)	Expense Limitation Agreement between Registrant and Fundrise Advisors, LLC****

(k)(2)	Transfer Agency Agreement****

(k)(3)	License Agreement Between Registrant and Rise Companies Corp.****

(l)	Opinion and Consent of Counsel****

(n)	Consent of Independent Registered Public Accounting Firm*****

(p)	Initial Capital Agreement****

(r)	Code of Ethics of Registrant and Fundrise Advisors, LLC****

(s)(1)	Power of Attorney***

(s)(2)	Power of Attorney*****

*	Filed with the Registrant’s Initial Registration Statement on Form N-2 on June 4, 2019, and incorporated by reference herein.
**	Filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 on December 13, 2019, and incorporated by reference herein.
***	Filed with Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2 on February 27, 2020, and incorporated by reference herein.
****	Filed with Pre-Effective Amendment. No. 4 to the Registrant’s Registration Statement on Form N-2 on October 23, 2020, and incorporated by reference herein.
*****	Filed with Pre-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-2 on December 9, 2020, and incorporated by reference herein.

Item 26.	Marketing Arrangements

Not applicable.

Item 27.	Other Expenses of Issuance and Distribution

Not applicable.

Item 28.	Persons Controlled by or Under Common Control

The Registrant is not aware of any person that is directly or indirectly under common control with the Registrant, except that the Registrant may be deemed to be controlled by Fundrise Advisors, LLC, the Registrant’s investment adviser. Information regarding the ownership of Fundrise Advisors, LLC is set forth in its Form ADV, as filed with the SEC (File No. 801-80060), and is incorporated herein by reference.

Item 29.	Number of Holders of Securities

As of October 15, 2020:

Title of Class	Number of Record Holders
Common Shares	1

Item 30.	Indemnification

Reference is made to Section 6.5 of Article VI of the Registrant’s Second Amended and Restated Limited Liability Company Operating Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to the directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, manager, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, manager, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

A description of any other business, profession, vocation, or employment of a substantial nature in which Fundrise Advisors, LLC, and each member, director, executive officer, or partner of Fundrise Advisors, LLC, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of member, trustee, officer, employee, partner or director, is set forth in the Registrant’s prospectus in the section entitled “Management of the Fund.” Information as to the members and officers of Fundrise Advisors, LLC is included in its Form ADV, as filed with the SEC (File No. 801-80060), and is incorporated herein by reference.

Item 32.	Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Fundrise Advisors, LLC, 11 Dupont Circle NW, 9th Floor, Washington, DC 20036 (records relating to its function as Registrant’s investment adviser).

Computershare, Inc. and Computershare Trust Company, N.A., 250 Royall Street, Canton, Massachusetts 02021 (records relating to its function as Registrant’s transfer agent).

Millennium Trust Company, LLC, 2001 Spring Rd, Oak Brook, IL 60523 (records relating to its function as Registrant’s custodian).

Item 33.	Management Services

Not applicable.

Item 34.	Undertakings

1.	The Registrant undertakes:

(a) To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933, as amended (the “Securities Act”);

(2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b) that for the purpose of determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof;

(c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)    that, for the purpose of determining liability under the Securities Act to any purchaser, if the Registrant is subject to Rule 430C:

Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the Securities Act shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

(e)  that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act.

(2) the portion of any advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

2.	The Registrant undertakes that:

(a) For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b) For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

3.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, the Registrant’s statement of additional information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 16th day of December, 2020.

Fundrise Real Estate Interval Fund, LLC

By:	/s/ Benjamin S. Miller
Name:	Benjamin S. Miller
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Name		Capacity	Date

/s/ Benjamin S. Miller*		Director, President, Principal Executive	December 16, 2020
Benjamin S. Miller		Officer and Principal Financial/Accounting Officer

/s/ Glenn R. Osaka*		Director	December 16, 2020
Glenn R. Osaka

/s/ Jeffrey R. Deitrich*		Director	December 16, 2020
Jeffrey R. Deitrich

/s/ Alexander J. Rouse*		Director	December 16, 2020
Alexander J. Rouse

/s/ Gayle P. Starr*		Director	December 16, 2020
Gayle P. Starr

	*By:	/s/ Michelle A. Mirabal	December 16, 2020
Michelle A. Mirabal, Attorney-In-Fact (Pursuant to Power of Attorney)